Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                   October 21, 2013

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

        Re:  AllianceBernstein Global Risk Allocation Fund, Inc.
             File Nos. 2-10988 and 811-00134
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Ladies and Gentlemen:

       On behalf of the AllianceBernstein Global Risk Allocation Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from that included in the post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on October 15, 2013.

       Please call me at the above referenced number if you have any questions regarding the attached.

                                                   Sincerely,

                                                   /s/  Joanne A. Skerrett
                                                   -----------------------
                                                        Joanne A. Skerrett